Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class G | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Class G | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class G | Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class G | Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class G | Non-U.S. Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class G | Cash and Equivalents_[Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Class P | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Class P | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Class P | Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class P | Asset-Backed Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class P | Non-U.S. Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class P | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)